Note 4 - Inventories (Detail) - Inventory (USD $)	Sep. 30, 2012	Dec. 31, 2011
Bunkers	$ 1,182,874	$ 1,325,541
Lubricants	1,431,900	1,090,567
Total	$ 2,614,774	$ 2,416,108